Sale of Secured Communications Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Sale Of Secured Communications Assets [Abstract]
Sale of Secured Communications Assets

13. Sale of Secured Communications Assets

On February 24, 2020, the Company entered into an Asset Purchase Agreement, which was subsequently amended and restated on May 29, 2020 (the “Amended and Restated Agreement”) with SecureCo, LLC (the “Buyer”), pursuant to which the Company agreed to sell substantially all of the assets related to its secure communications business (the “Secured Communications Assets”) to the Buyer (the “Asset Sale”). The Secured Communications Assets included communication solutions and operations capabilities for secure messaging and data applications, and software and middleware for enterprise and government client targets.

On July 23, 2020, the Company completed the Asset Sale for a cash purchase price of $250,000, $150,000 of which was paid at closing and $100,000 of which is payable in four equal installments over the fifteen-month period following the closing of the Asset Sale and was recorded under other current assets in the condensed consolidated balance sheets as of December 31, 2020. The Amended and Restated Agreement also provides for a revenue sharing arrangement, pursuant to which the Company is entitled to receive quarterly royalty payments ranging from 5% to 10% of certain revenues received by the Buyer, with the aggregate amount of such royalty payments not to exceed $500,000. The gain on the Asset Sale was recorded in the condensed consolidated statements of operations for the year ended December 31, 2020. The sale of the Secured Communications Assets did not meet the requisite criteria to constitute discontinued operations or held for sale, as the historical results of Company’s secured communications business were not material to its results of operations.

15. Sale of Secured Communications Assets

On February 24, 2020, the Company entered into an Asset Purchase Agreement, which was subsequently amended and restated on May 29, 2020 (the “Amended and Restated Agreement”) with SecureCo, LLC (the “Buyer”), pursuant to which the Company agreed to sell substantially all of the assets related to its secure communications business (the “Secured Communications Assets”) to the Buyer (the “Asset Sale”). The Secured Communications Assets included communication solutions and operations capabilities for secure messaging and data applications, and software and middleware for enterprise and government client targets.

On July 23, 2020, the Company completed the Asset Sale for a cash purchase price of $250,000, $150,000 of which was paid at closing and $100,000 of which is payable in four equal installments over the fifteen-month period following the closing of the Asset Sale and was recorded under other current assets in the consolidated balance sheets as of December 31, 2020. The Amended and Restated Agreement also provides for a revenue sharing arrangement, pursuant to which the Company is entitled to receive quarterly royalty payments ranging from 5% to 10% of certain revenues received by the Buyer, with the aggregate amount of such royalty payments not to exceed $500,000. The gain on the Asset Sale was recorded in the statements of operations for the year ended December 31, 2020. The sale of the Secured Communications Assets did not meet the requisite criteria to constitute discontinued operations or held for sale, as the historical results of Company’s secured communications business were not material to its results of operations.